MATERIAL ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2023
Buildings [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	8–35
Machinery and equipments [Member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	3–15
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	4–8
Office equipment [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	4–8